UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [X]; Amendment Number: 1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC cees Trustee LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        --------------------------------------------------
Title:  Senior Manager, Client Services & Operations
        --------------------------------------------------
Phone:  00 44 1534 501614
        --------------------------------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Sean Creavy                   Jersey, CI, UK                   11/14/2008
------------------                   --------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            76
                                         ------------
Form 13F Information Table Value Total:  $749,337,014
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                                     SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS     CUSIP   VALUE    PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
AMERICAN CAP LTD               COM              02503Y103     63363     2500 SH       Sole                 2500      0    0
AMERICAN EXPRESS CO            COM              025816109    209645     5918 SH       Sole                 5918      0    0
AMERICAN EXPRESS CO            COM              025816109     95648     2700 SH       Sole                 2700      0    0
AMERICAN INTL GROUP INC        COM              026874107     23800     7000 SH       Sole                 7000      0    0
APPLE INC                      COM              037833100     11369      100 SH       Sole                  100      0    0
BARCLAYS BK PLC                IPSP CROIL ETN   06738C786    360862     5978 SH       Sole                 5978      0    0
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291     70715     1560 SH       Sole                 1560      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     65880       15 SH       Sole                   15      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    175680       40 SH       Sole                   40      0    0
CEMEX SAB DE CV                SPON ADR NEW     151290889     17897     1036 SH       Sole                 1036      0    0
CHESAPEAKE ENERGY CORP         COM              165167107   1614825    45000 SH       Sole                45000      0    0
CITIGROUP INC                  COM              172967101    100335     4892 SH       Sole                 4892      0    0
CITIGROUP INC                  COM              172967101    205100    10000 SH       Sole                10000      0    0
CITIGROUP INC                  COM              172967101     79681     3885 SH       Sole                 3885      0    0
CITIGROUP INC                  COM              172967101      4615      225 SH       Sole                  225      0    0
CITIGROUP INC                  COM              172967101      6153      300 SH       Sole                  300      0    0
CITIGROUP INC                  COM              172967101    110139     5370 SH       Sole                 5370      0    0
CITIGROUP INC                  COM              172967101      6358      310 SH       Sole                  310      0    0
CITIGROUP INC                  COM              172967101     40507     1975 SH       Sole                 1975      0    0
COMPUCREDIT CORP               COM              20478N100     11715     3000 SH       Sole                 3000      0    0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101     33407      420 SH       Sole                  420      0    0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH   23129V109     74440      835 SH       Sole                  835      0    0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102     39233      418 SH       Sole                  418      0    0
CURRENCYSHARES EURO TR         EURO SHS         23130C108     37096      263 SH       Sole                  263      0    0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    755234     6000 SH       Sole                 6000      0    0
E TRADE FINANCIAL CORP         COM              269246104     26325     9000 SH       Sole                 9000      0    0
EBAY INC                       COM              278642103     55975     2500 SH       Sole                 2500      0    0
F M C CORP                     COM NEW          302491303     64238     1250 SH       Sole                 1250      0    0
FMC TECHNOLOGIES INC           COM              30249U101     51205     1100 SH       Sole                 1100      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 724472207 16658363 SH       Sole             16658363      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    106826      835 SH       Sole                  835      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     30704      240 SH       Sole                  240      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104      7036       55 SH       Sole                   55      0    0
GOOGLE INC                     CL A             38259P508     39897      145 SH       Sole                  145      0    0
GOOGLE INC                     CL A             38259P508      1926        7 SH       Sole                    7      0    0
ISHARES INC                    MSCI BRAZIL      464286400     34471      612 SH       Sole                  612      0    0
ISHARES INC                    MSCI HONG KONG   464286871     38056     2870 SH       Sole                 2870      0    0
ISHARES TR                     FTSE XNHUA IDX   464287184     93468     2727 SH       Sole                 2727      0    0
ISHARES TR                     S&P 500 INDEX    464287200     88286      755 SH       Sole                  755      0    0
ISHARES TR                     S&P LTN AM 40    464287390     38244      990 SH       Sole                  990      0    0
ISHARES TR                     HIGH YLD CORP    464288513     35120      400 SH       Sole                  400      0    0
ISHARES SILVER TRUST           ISHARES          46428Q109     26207     2220 SH       Sole                 2220      0    0
JPMORGAN & CHASE & CO          COM              46625H100      8380      179 SH       Sole                  179      0    0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104      3011      237 SH       Sole                  237      0    0
JOHNSON & JOHNSON              COM              478160104     83040     1200 SH       Sole                 1200      0    0
KLA-TENCOR CORP                COM              482480100    176094     2500 SH       Sole                 2500      0    0
LEHMAN BROS HLDGS INC          COM              524908100        55      255 SH       Sole                  255      0    0
LEHMAN BROS HLDGS INC          COM              524908100       624     2900 SH       Sole                 2900      0    0
MANULIFE FINL CORP             COM              56501R106     13142      360 SH       Sole                  360      0    0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506     20484      710 SH       Sole                  710      0    0
MERRILL LYNCH & CO INC         COM              590188108     45080     1785 SH       Sole                 1785      0    0
MORGAN STANLEY                 COM NEW          617446448     27705     1196 SH       Sole                 1196      0    0
NATIONAL OILWELL VARCO INC     COM              637071101   1757350    35000 SH       Sole                35000      0    0
PRIDE INTL INC DEL             COM              74153Q102   1634325    55000 SH       Sole                55000      0    0
PROSHARES TR                   ULTRASHRT FINL   74347R628     48668      486 SH       Sole                  486      0    0
PROSHARES TR                   ULTRASHRT FINL   74347R628     17224      172 SH       Sole                  172      0    0
PROSHARES TR                   ULTRA FINL PRO   74347R743    102889     5808 SH       Sole                 5808      0    0
PROSHARES TR                   ULTRA FINL PRO   74347R743     35430     2000 SH       Sole                 2000      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102     73691     1530 SH       Sole                 1530      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   4481212    93041 SH       Sole                93041      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   7850802   163002 SH       Sole               163002      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107     93627     1100 SH       Sole                 1100      0    0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     25890      500 SH       Sole                  500      0    0
SPDR SERIES TRUST              S&P HOMEBUILD    78464A888     19635     1000 SH       Sole                 1000      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    146920     7335 SH       Sole                 7335      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     20030     1000 SH       Sole                 1000      0    0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205   2140508    40220 SH       Sole                40220      0    0
STARBUCKS CORP                 COM              855244109     37150     2500 SH       Sole                 2500      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603    180500    20000 SH       Sole                20000      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603      6949      770 SH       Sole                  770      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603     57760     6400 SH       Sole                 6400      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509     12270      200 SH       Sole                  200      0    0
URANIUM RES INC                COM PAR $0.001   916901507     42125    25000 SH       Sole                25000      0    0
WHOLE FOODS MKT INC            COM              966837106      2660      133 SH       Sole                  133      0    0
NOBLE CORPORATION              SHS              G65422100    657825    15000 SH       Sole                15000      0    0
UBS AG                         SHS NEW          H89231338     90071     5220 SH       Sole                 5220      0    0